OPERATING LEASES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Operating Leases
Operating lease expense	$ 47,297	$ 48,045	$ 62,861